SHARE CAPITAL (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 29, 2012	Feb. 23, 2011	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 31, 2012	May 22, 2012
Number of options [Abstract]
Outstanding at January 1, 2012				41,963
Granted				283,500
Options exercised	825,000	542		(1,093)
Forfeited				(19,218)
Outstanding at end of the year				305,152
Vested or expected to vest				186,346
Options exercisable at the end of the year				25,761
Weighted-average exercise price [Abstract]
Outstanding at January 1, 2012				$ 97.65
Granted				$ 5.27
Exercised			$ 150.0	$ 1.48	$ 5.0	$ 14.375	$ 4.375
Forfeited				$ 11.5
Outstanding at end of the year				$ 13.19
Vested or expected to vest				$ 18.31
Options exercisable at the end of the year				$ 98.12
Weighted-average remaining contractual term [Abstract]
Outstanding at end of the year				9.47
Vested or expected to vest				9.35
Options exercisable at the end of the year			5	6.85
Aggregate intrinsic value [Abstract]
Outstanding at end of the year				$ 11,870
Vested or expected to vest				7,230
Options exercisable at the end of the year				$ 1,120